Share capital	12 Months Ended
Dec. 31, 2017
Share capital
Share capital

Note 19 – Share capital

Accounting policies

        Cost and selling prices of treasury shares and dividends are recognized directly in equity within retained earnings. Capital reductions through cancellation of treasury shares reduce the share capital by an amount equal to the cost price of the shares.

Share capital

Share capital at January 1, 2017	26,142,365
Capital increase on March 23, 2017	9,500
Capital increase on April 13, 2017	22,000
Capital increase on May 30, 2017	5,000
Capital increase on June 15, 2017	8,537
Capital increase on August 14, 2017	4,375,000
Capital increase on August 18, 2017	156,250
Capital increase on September 1, 2017	1,500
Capital increase on September 22, 2017	28,675
Capital increase on November 20, 2017	2,500

Share capital at December 31, 2017	30,751,327

Share capital at January 1, 2016	24,352,769
Capital increase on March 30, 2016	46,613
Capital increase on April 14, 2016	50,453
Capital increase on May 26, 2016	43,071
Capital increase on June 16, 2016	41,269
Capital increase on September 6, 2016	7,400
Capital increase on September 23, 2016	45,457
Capital increase on September 29, 2016	1,475,221
Capital increase on November 17, 2016	8,200
Capital increase on November 25, 2016	57,913
Capital increase on December 8, 2016	13,999

Share capital at December 31, 2016	26,142,365

Share capital at January 1, 2015	23,193,047
Capital increase on March 21, 2015	120,833
Capital increase on April 11, 2015	106,220
Capital increase on June 2, 2015	51,487
Capital increase on June 20, 2015	46,521
Capital increase on September 8, 2015	383,190
Capital increase on September 26, 2015	150,702
Capital increase on November 4, 2015	60,843
Capital increase on November 13, 2015	176,456
Capital increase on December 4, 2015	63,470

Share capital at December 31, 2015	24,352,769

        There were no changes in share capital in 2014 or 2013.

        At December 31, 2017, the total number of authorized ordinary shares was 32,840,494 (2016: 27,813,244).

        The share capital at December 31, 2017 consisted of 30,751,327 (2016: 26,142,365) ordinary shares issued of DKK 1 each. The parent company has only one class of shares, and all shares rank equally. The shares are negotiable instruments with no restrictions on their transferability.

        All shares have been fully paid. On August 9, 2017, American Depositary Shares (ADSs) representing Zealand shares started trading on the Nasdaq Global Select Market in the U.S. under the symbol ZEAL. On August 14, 2017, Zealand registered a capital increase of 4,375,000 new shares and completed its initial public offering on Nasdaq Global Select Market in the U.S. Following full exercise of a 15% overallotment option, a further 156,250 new shares were issued on August 15, 2017. In addition, 500,000 treasury shares were sold. The total gross proceeds of the offering amounted to DKK 567.1 million. On September 29, 2016, Zealand issued 1,475,221 shares in a private placement. The gross proceeds amounted to DKK 143.1 million. Other capital increases in 2017 and 2016 related to exercise of warrant programs.

        Expenses directly related to capital increases are deducted from equity. Expenses related to the initial public offering on August 14 and 15, 2017 amounted to DKK 71.5 million, and DKK 0.1 million related to the exercise of warrant programs. In 2016 expenses related to the private placement on September 29, 2016 amounted to DKK 7.7 million and DKK 0.1 million related to the exercise of warrant programs.

        At December 31, 2017, there were 64,223 treasury shares (2016: 564,223), equivalent to 0.2% (2016: 2.2%) of the share capital and corresponding to a market value of DKK 5.5 million (2016: DKK 60.1 million). 500,000 treasury shares were sold in 2017 in relation to the initial public offering.

        The treasury shares were purchased for DKK 1.3 million in 1999-2001 and DKK 0.4 million in 2011, giving a total purchase cost of DKK 1.7 million.

Rules on changing the Articles of Association

        All resolutions put to the vote of shareholders at general meetings are subject to adoption by a simple majority of votes, unless the Danish Companies Act (Selskabsloven) or our Articles of Association prescribe other requirements.